Common Stock - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Basic weighted average number of shares	55,437,695	55,363,467	55,401,805	55,356,483
Effect of dilutive potential share options:			376,963	313,226
Diluted weighted average number of shares	55,812,935	55,741,907	55,778,768	55,669,709